Lehman Brothers Income Funds(R)
         Neuberger Berman Government Money Fund
Lehman Brothers Institutional Liquidity Funds(R)
         Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio
Lehman Brothers Institutional Liquidity Cash Management Funds(R)
         Cash Management Treasury Portfolio
Lehman Brothers Reserve Liquidity Funds(R)
         Treasury Obligations Reserve Portfolio
SUPPLEMENT TO THE PROSPECTUSES DATED JULY 29, 2007


Lehman Brothers Income Funds(R)
            Neuberger Berman Cash Reserves
SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2008
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" IN ITS ENTIRETY ON PAGE 6 OF NEUBERGER BERMAN GOVERNMENT MONEY FUND'S PROSPECTUS AND PAGE 43 OF NEUBERGER BERMAN CASH RESERVES' PROSPECTUS:

         PORTFOLIO MANAGERS

         JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management LLC. Prior to joining Lehman Brothers Asset Management LLC in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

         ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" IN ITS ENTIRETY ON PAGE 17 OF EACH OF CASH MANAGEMENT TREASURY PORTFOLIO'S AND TREASURY OBLIGATIONS RESERVE PORTFOLIO'S PROSPECTUS:

         PORTFOLIO MANAGERS

         JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC ("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

         ERIC D. HIATT, Senior Vice President of the Sub-Adviser, joined the Sub-Adviser in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

THE FOLLOWING REPLACES THE FOURTH THROUGH SIXTH PARAGRAPHS OF THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 31 OF EACH PROSPECTUS OF GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO AND TREASURY RESERVES PORTFOLIO:

         The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO AND TREASURY RESERVES PORTFOLIO are:

         JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

         ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.





THE DATE OF THIS SUPPLEMENT IS MAY 19, 2008.


LEHMAN BROTHERS ASSET MANAGEMENT


I0239 05/08